Statements Of Changes In Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Share Capital [Member]	Additional Paid-In Capital [Member]	Treasury Shares At Cost [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total Comprehensive Income [Member]	Total
Balance at Dec. 31, 2008	$ 774	$ 503,408	$ (1,105,250)	$ (4,673)	$ 2,621,606		$ 2,015,865
Tax benefit related to exercise of stock options		7,502					7,502
Issuance of treasury shares under stock plans, upon exercise of options and vesting of restricted stock units		(13,943)	107,783		(862)		92,978
Treasury shares at cost			(202,285)				(202,285)
Stock-based compensation expense related to employees		30,907					30,907
Comprehensive income, net of tax
Reclassification adjustments to income on marketable securities, net of tax				104		104	104
Other than temporary impairment, net of tax				2,523		2,523	2,523
Unrealized gain (loss) on marketable securities, net of tax				14,601		14,601	14,601
Net income					357,523	357,523	357,523
Total comprehensive income						374,751
Unrealized gain (loss) on marketable securities, net of tax				12,555
Accumulated other comprehensive income				12,555
Balance at Dec. 31, 2009	774	527,874	(1,199,752)	12,555	2,978,267		2,319,718
Tax benefit related to exercise of stock options		4,763					4,763
Issuance of treasury shares under stock plans, upon exercise of options and vesting of restricted stock units		12,459	93,370		(2,014)		103,815
Treasury shares at cost			(200,000)				(200,000)
Stock-based compensation expense related to employees		35,180					35,180
Comprehensive income, net of tax
Reclassification adjustments to income on marketable securities, net of tax				(974)		(974)	(974)
Other than temporary impairment, net of tax				659		659	659
Unrealized gain (loss) on marketable securities, net of tax				3,344		3,344	3,344
Net income					452,826	452,826	452,826
Total comprehensive income						455,855
Unrealized gain (loss) on marketable securities, net of tax				15,584
Accumulated other comprehensive income				15,584			15,584
Balance at Dec. 31, 2010	774	580,276	(1,306,382)	15,584	3,429,079		2,719,331
Tax benefit related to exercise of stock options		7,956					7,956
Acquisition of non-controlling interest in Sofaware		(6,556)					(6,556)
Issuance of treasury shares under stock plans, upon exercise of options and vesting of restricted stock units		8,997	62,496				71,493
Treasury shares at cost			(300,000)				(300,000)
Stock-based compensation expense related to employees		39,835					39,835
Comprehensive income, net of tax
Reclassification adjustments to income on marketable securities, net of tax				(374)		(374)	(374)
Gain on sale of marketable securities previously impaired				(1,654)		(1,654)	(1,654)
Unrealized gain (loss) on marketable securities, net of tax				(681)		(681)	(681)
Unrealized loss on forward contracts				(225)		(225)	(225)
Net income					543,966	543,966	543,966
Total comprehensive income						541,032
Unrealized gain on marketable securities and forward contracts, net of tax				12,650
Accumulated other comprehensive income				12,650			12,650
Balance at Dec. 31, 2011	$ 774	$ 630,508	$ (1,543,886)	$ 12,650	$ 3,973,045		$ 3,073,091